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EuroPacific Growth Fund
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email vpc@capgroup.com

Vincent P. Corti
Secretary

April 23, 2009

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       EuroPacific Growth Fund
File Nos. 811-03734 and 002-83847

Dear Sir or Madam:

Enclosed is Form N-1A (Post-Effective Amendment No. 39 to the Registration Statement under the Securities Act of 1933 and Amendment No. 39 to the Registration Statement under the Investment Company Act of 1940) of the above-named investment company.  This registration statement has been updated based on the U.S. Securities and Exchange Commission’s revised N-1A disclosure requirements set forth in Release No. 33-8998 under the Securities Act of 1933. We have also updated the filing to reflect the Staff’s comments on the AMCAP Fund prospectus, to the extent the comments apply to the EuroPacific Growth Fund.

This filing is being made pursuant to rule 485(a), and pursuant to Rule 461 and on behalf of the fund and the fund’s principal underwriter, American Funds Distributors, Inc., we respectfully request that the effectiveness of the Registration Statement be accelerated to June 1, 2009.

Thank you very much for your assistance.  If you have any questions please do not hesitate to contact me at (213) 486-9422 or Timothy McHale at (213) 615-0404.

Sincerely,

/s/ Vincent P. Corti

Vincent P. Corti

Enclosure